Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]:
Subsequent Events [Text Block]
18. Subsequent Events:
(a) Declaration and payment of Dividends: In January 2012 the Company declared a dividend for the fourth quarter ended December 31, 2011, of $16,281 or $0.27 per share paid on February 8, 2012 to stockholders of record at the close of trading of the Company's common stock on the New York Stock Exchange on January 25, 2012.
(b) Drawdown on Term Loan: (i) On January 31, 2012, the Company drew $6,685 from the term loan discussed in Note 9.2.13 in connection with the payment of the second pre-delivery installment for hull S4010. The amount of the installment paid to the shipyard was $9,550. (ii) On February 8, 2012, the Company drew $6,685 from the term loan discussed in Note 9.2.13 in connection with the payment of the second pre-delivery installment for hull S4011. The amount of the installment paid to the shipyard was $9,550.
(c) Delivery of Secondhand Vessel: On February 8, 2012, the Company took delivery of the containership MSC Ulsan. In connection with the delivery of such vessel, the Company drew $21,000 from the credit facility discussed in Note 9.2.11 to partly finance the acquisition cost of the vessel.
(d) Filing of F-3 Registration Statement: On January 30, 2012, the Company filed with the U.S. Securities and Exchange Commission a registration statement on Form F-3, which was declared effective on February 14, 2012. The Company may issue up to an aggregate public offering price of $300,000 of additional common stock, preferred stock, debt securities, warrants, rights or units under the registration statement.